Share-based payments - Summary of Valuation Assumptions Used in Models (Details) - Long Term Incentive Plan	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Average share price volatility FMCG comparator group (%)	23.00%	23.00%
Average correlation FMCG comparator group (%)	31.00%	29.00%